Income Taxes (Net Deferred Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities
Net deferred tax asset	$ 333	$ 364	$ 442
Federal
Deferred tax assets
Tax loss carry forwards		258	292
Allowance for loan losses		89	140
Litigation settlement		31	30
Representation and warranty reserves		15	20
Alternative Minimum Tax credit carry forwards (indefinite carry forward period)		15	13
General business credit		1	0
Accrued compensation		9	0
Non-accrual interest revenue		3	6
Real Estate Mortgage Investment Conduits		0	5
Deferred interest		3	4
Other		9	7
Total		433	517
Valuation allowance		(22)	(33)
Total (net)		411	484
Deferred tax liabilities
Mortgage loan servicing rights		(19)	(32)
Mark-to-market adjustments		(17)	(3)
Commercial lease financing		(3)	(3)
Premises and equipment		(3)	(2)
State and local taxes		(5)	(2)
Total		(47)	(42)
Net deferred tax asset		$ 364	$ 442